Filed pursuant to Rule 497(e)
Registration Nos. 333-62298; 811-10401
Mairs & Power Small Cap Fund (the “Fund”)
a series of Trust for Professional Managers (the “Trust”)

Supplement dated September 30, 2026 to the Summary Prospectus and Prospectus
dated April 30, 2026

Effective at the close of business on September 30, 2026, Mr. Kyle J. Bergacker will be added as a portfolio manager for the Fund. Accordingly, effective at the close of business on September 30, 2026, the following disclosures are hereby revised to reflect the addition of Mr. Bergacker as a new portfolio manager for the Fund.

The “Management” section on page 4 of the Fund’s Summary Prospectus and page 13 of the Fund’s Prospectus is amended to read as follows:

Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio. The Fund’s portfolio managers are as follows:

Name/Primary Title with Fund	Primary Title with the Adviser	Tenure with the Fund	Tenure with the Adviser*
Michael C. Marzolf, Lead Portfolio Manager	Investment Manager	Lead Portfolio Manager of the Fund since July 1, 2023; Co-Manager of the Fund and the Predecessor Small Cap Fund from January 1, 2022 to June 30, 2023	Since 2021
Andrew R. Adams, Co-Manager	Chief Investment Officer	Co-Manager of the Fund since July 1, 2023; Lead Portfolio Manager of the Fund and the Predecessor Small Cap Fund from August 20, 2021 to June 30, 2023; Co-Manager of the Predecessor Small Cap Fund from April 1, 2019 to August 20, 2021; Lead Portfolio Manager of the Predecessor Small Cap Fund from 2011 to April 1, 2019
Since 2006
Christopher D. Strom, Co-Manager	Investment Manager	Co-Manager of the Fund and the Predecessor Small Cap Fund since January 1, 2021	Since 2017
Kyle J. Bergacker, Co-Manager	Vice President; Investment Manager	Co-Manager of the Fund since September 30, 2026	Since 2026
*Tenure with the Adviser is the year each individual started employment with the Adviser and may not align with their primary title with the Adviser.

1

The “Management and Organization of the Fund - Portfolio Managers" section beginning on page 23 in the Fund’s Prospectus is amended to add the following disclosure for Mr. Bergacker:

Kyle J. Bergacker, CFA®. Mr. Bergacker joined Mairs & Power, Inc. in 2026 and has served as Vice President and Investment Manager of the Adviser since August 31, 2026. Mr. Bergacker has served as Co-Manager of the Small Cap Fund since September 30, 2026. Previously, Mr. Bergacker was a Senior Portfolio Manager for RBC Capital Markets, a Portfolio Manager with Gradient Investments, and a Senior Research Analyst at Columbia Threadneedle Inc. Mr. Bergacker earned a BS from the University of Minnesota in Applied Economics and is a CFA charterholder.

* * * * * * *

This supplement should be retained with your Summary Prospectus and Prospectus for future reference.
2

Mairs & Power Small Cap Fund (the “Fund”)
a series of Trust for Professional Managers (the “Trust”)

Supplement dated September 30, 2026 to the Statement of Additional Information
(the “SAI”)
dated April 30, 2026

Effective at the close of business on September 30, 2026, Mr. Kyle J. Bergacker will be added as a portfolio manager for the Fund. Accordingly, effective at the close of business on September 30, 2026, the following disclosures are hereby revised to reflect the addition of Mr. Bergacker as a new portfolio manager for the Fund.

The “Portfolio Managers - Other Accounts Managed" section beginning on page 31 in the Fund’s SAI is amended to read as follows:

Other Accounts Managed
The portfolio managers for the Funds have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth in the following table. The number of accounts and assets is shown as of December 31, 2025.

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies (in millions)	Other Pooled Investment Vehicles	Other Accounts (in millions)	Registered Investment Companies (in millions)	Other Pooled Investment Vehicles	Other Accounts (in millions)
Andrew R. Adams	0	0	89	0	0	0
	$0	$0	$241	$0	$0	$0

Kevin V. Earley	0	0	260	0	0	0
	$0	$0	$583	$0	$0	$0

Peter J. Johnson	0	0	199	0	0	0
	$0	$0	$862	$0	$0	$0

Christopher D. Strom	0	0	67	0	0	0
	$0	$0	$177	$0	$0	$0

Michael C. Marzolf	0	0	52	0	0	0
	$0	$0	$207	$0	$0	$0

Brent S. Miller	0	0	52	0	0	0
	$0	$0	$222	$0	$0	$0
Kyle J. Bergacker*	0	0	0	0	0	0
	$0	$0	$0	$0	$0	$0
*Information for Kyle J. Bergacker is as of August 31, 2026.
1

The “Portfolio Managers – Ownership of Securities" section beginning on page 32 in the Fund’s SAI is amended to read as follows:

Ownership of Securities
The following table sets forth the dollar range of Fund shares beneficially owned by each portfolio manager as of December 31, 2025, stated using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or over $1,000,000.

Fund / Portfolio Manager	Dollar Range of Shares Owned in Fund

Mairs & Power Fund
Andrew R. Adams	over $1,000,000
Peter J. Johnson	over $1,000,000
Christopher D. Strom	$500,001 - $1,000,000

Balanced Fund
Kevin V. Earley	over $1,000,000
Brent S. Miller	$500,001 - $1,000,000

Small Cap Fund
Andrew R. Adams	over $1,000,000
Christopher D. Strom	$500,001 - $1,000,000
Michael C. Marzolf	$100,001-$500,000
Kyle J. Bergacker	None*

*Information for Kyle J. Bergacker is as of August 31, 2026.

Mairs & Power’s profit sharing plan is nearly entirely invested in shares of the Funds. An unaffiliated money market fund is also available as an option. As of December 31, 2025, the profit sharing plan held $17,855,220 in the Mairs & Power Fund, $3,095,700 in the Balanced Fund, and $7,053,159 in the Small Cap Fund.

* * * * * * *

This supplement should be retained with your SAI for future reference.
2